Document And Entity Information Document And Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	EMCOR Group, Inc.
Entity Central Index Key	0000105634
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8267
Entity Tax Identification Number	11-2125338
Entity Address, Address Line One	301 Merritt Seven
Entity Address, City or Town	Norwalk,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1092
City Area Code	(203)
Local Phone Number	849-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false